Financial Liabilities for Trading at Fair Value Through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	$ 204,040,337	$ 269,896,699
On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	29,757,243	22,688,788
Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	24,390,936	31,546,159
Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	40,072,500	57,692,415
Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	48,831,538	70,844,937
Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	23,069,311	29,695,915
More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	37,918,809	57,428,485
Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	12,155,024	9,521,575
Currency forward | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	48,877,667	49,204,922
Currency forward | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Currency forward | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	11,564,755	15,424,586
Currency forward | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	9,439,120	11,104,328
Currency forward | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	14,191,034	15,247,865
Currency forward | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	10,403,238	3,947,215
Currency forward | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,680,685	1,408,304
Currency forward | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,598,835	2,072,624
Currency forward | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,151,921	1,258,352
Interest rate swaps | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	90,699,220	77,966,339
Interest rate swaps | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Interest rate swaps | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	16,536,773	5,149,926
Interest rate swaps | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	12,505,389	15,399,286
Interest rate swaps | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	16,690,413	19,835,190
Interest rate swaps | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	18,464,156	18,565,396
Interest rate swaps | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	9,887,330	7,666,659
Interest rate swaps | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	16,615,159	11,349,882
Interest rate swaps | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,565,539	1,940,320
Cross currency swaps | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	63,676,490	142,092,944
Cross currency swaps | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Cross currency swaps | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,325,472	1,915,707
Cross currency swaps | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	2,195,962	4,813,848
Cross currency swaps | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	8,993,722	22,440,782
Cross currency swaps | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	19,955,223	48,295,676
Cross currency swaps | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	11,501,296	20,620,952
Cross currency swaps | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	19,704,815	44,005,979
Cross currency swaps | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	9,430,069	6,314,963
Call currency options | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	284,282	284,218
Call currency options | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	81,510	192,051
Call currency options | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	143,946	81,368
Call currency options | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	58,826	10,799
Call currency options | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	5,530	2,726
Put currency options | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	502,678	348,276
Put currency options | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Put currency options | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	248,733	6,518
Put currency options | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	106,519	147,329
Put currency options | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	138,505	157,779
Put currency options | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	8,921	36,650
Put currency options | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Put currency options | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Put currency options | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	$ 1,965	$ 5,214